Significant Accounting Policies - Schedule of diluted loss per ordinary share (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption		$ (11,115,177)
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted		27,316,438
Basic and Diluted net loss per share, Redeemable Class A ordinary shares		$ (0.41)
Numerator:
Net loss allocable to Class B ordinary shares not subject to redemption		$ (3,312,508)
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted		8,140,753
Basic and diluted net loss per share, ordinary shares		$ (0.41)